United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: Quarter ended 07/31/14

Item 1. Schedule of Investments

Federated Kaufmann Fund
Portfolio of Investments
July 31, 2014 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—98.4%
		Consumer Discretionary—12.6%
144,300	[1]	Amazon.com, Inc.	$45,164,457
404,000		Delphi Automotive PLC	26,987,200
1,265,000	[1]	Elior SCA	24,138,053
1,054,776	[1,2]	Five Below, Inc.	38,625,897
470,000	[1]	Hilton Worldwide Holdings, Inc.	11,378,700
900,000	[1]	LKQ Corp.	23,539,500
1,515,000	[1]	La Quinta Holdings, Inc.	28,466,850
700,000	[2]	Las Vegas Sands Corp.	51,695,000
978,700	[1]	Markit Ltd.	24,770,897
468,725		Melco PBL Entertainment (Macau) Ltd., ADR	15,561,670
27,091,412		NagaCorp Limited	23,781,087
980,000	[1]	One Group Hospitality, Inc./The	4,890,200
28,800	[1]	Priceline.com, Inc.	35,782,560
697,100	[1,2]	RetailMeNot, Inc.	17,051,066
44,405,885		Samsonite International SA	138,301,202
2,430,615	[1]	ServiceMaster Global Holdings, Inc.	42,705,906
845,700		Starbucks Corp.	65,693,976
240,000		Whirlpool Corp.	34,233,600
1,335,000	[1]	Yoox SpA	35,044,110
		TOTAL	687,811,931
		Consumer Staples—2.1%
421,000	[1]	Hain Celestial Group, Inc.	35,995,500
1,075,000	[1]	Sprouts Farmers Market, Inc.	32,798,250
587,600		Tyson Foods, Inc., Class A	21,864,596
31,040,000	[1]	WH Group, Ltd.	24,831,840
		TOTAL	115,490,186
		Energy—5.8%
850,000	[1]	Antero Resources Corp.	49,096,000
919,332	[1]	Athlon Energy, Inc.	43,815,363
263,400		Core Laboratories NV	38,569,662
1,543,600	[1]	Eclipse Resources Corp.	31,767,288
2,163,051		Frank's International NV	50,074,631
1,317,700		Halliburton Co.	90,908,123
250,000	[1]	Memorial Resource Development Corp.	5,745,000
9,361		National-Oilwell, Inc.	758,615
142,440	[1]	RigNet, Inc.	7,922,513
		TOTAL	318,657,195
		Financials—9.6%
3,600,000		American International Group, Inc.	187,128,000
603,923		Artisan Partners Asset Management, Inc.	31,464,388
238,600		BlackRock, Inc.	72,708,578
410,000	[1]	CBRE Group, Inc.	12,644,400
764,687		SA-Mercados Organizado	10,785,668
400,000		Crown Castle International Corp.	29,672,000
2,530,000		EverBank Financial Corp.	48,070,000
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
1	[1,3,4]	FA Private Equity Fund IV LP	$756,150
330,000		Housing Development Finance Corp. Ltd.	5,791,383
1	[1,3,4]	Infrastructure Fund	0
1,200,000		JPMorgan Chase & Co.	69,204,000
1	[1,3,4]	Peachtree Leadscope LLC	0
1,098,200		Wells Fargo & Co.	55,898,380
		TOTAL	524,122,947
		Health Care—32.8%
2,880,000	[1]	Alkermes, Inc.	123,148,800
391,400	[1]	Amsurg Corp.	18,693,264
1	[3,4]	Apollo Investment Fund V	1,037,450
3,250,000	[1,2,6]	BioDelivery Sciences International, Inc.	41,437,500
275,400	[1]	Biogen Idec, Inc.	92,091,006
1,400,000	[1]	Catalent, Inc.	27,986,000
10,172,048	[1,6]	Corcept Therapeutics, Inc.	24,311,195
1,600,000	[1]	Cubist Pharmaceuticals, Inc.	97,440,000
1	[3,4]	Denovo Ventures I LP	429,921
3,515,318	[1,6]	Dexcom, Inc.	132,457,182
12,850,000	[1,6]	Dyax Corp.	121,047,000
752,456	[1,6]	Egalet Corp.	9,104,718
2,300,783	[1,2,6]	ExamWorks Group, Inc.	81,194,632
317,403	[1,2]	GW Pharmaceuticals PLC, ADR	26,852,294
637,932	[1]	Galapagos NV	12,435,183
805,579	[1]	Gilead Sciences, Inc.	73,750,757
900,000	[1]	Illumina, Inc.	143,919,000
1,540,000	[1]	Insulet Corp.	54,423,600
1,000,000	[1]	InterMune, Inc.	43,870,000
1	[3,4]	Latin Healthcare Fund	486,623
120,431	[1]	Medidata Solutions, Inc.	5,400,126
436,000	[2]	Medtronic, Inc.	26,918,640
4,610,000	[1,6]	Nektar Therapeutics	48,635,500
1,322,000	[1]	NuVasive, Inc.	49,416,360
350,000	[1]	Pharmacyclics, Inc.	42,154,000
1,445,325	[1,6]	Premier, Inc.	40,902,697
9,211,000	[1,6]	Progenics Pharmaceuticals, Inc.	44,028,580
7,325,197	[1,2,6]	Protalix Biotherapeutics, Inc.	24,099,898
241,200	[1,2]	Puma Biotechnology, Inc.	53,478,864
500,000	[1]	Repligen Corp.	10,485,000
200,000	[1]	SAGE Therapeutics, Inc.	5,644,000
1,000,000	[1,2]	Salix Pharmaceuticals Ltd.	131,910,000
605,500	[1]	Seattle Genetics, Inc.	21,313,600
350,000		Shire Ltd.	28,853,206
959,018	[1,3,6]	Soteira, Inc.	0
500,000		Thermo Fisher Scientific, Inc.	60,750,000
1,767,000	[1,6]	Threshold Pharmaceuticals, Inc., Class THL	7,439,070
146,800	[1,2]	Ultragenyx Pharmaceutical, Inc.	6,415,160
1,270,000	[1,2]	Veeva Systems, Inc.	30,226,000
18,710,000	[1,2,6]	Zogenix, Inc.	24,697,200
		TOTAL	1,788,884,026
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—11.3%
1,175,000		Air Lease Corp.	$40,478,750
1,295,000		Allison Transmission Holdings, Inc.	37,917,600
544,500	[1]	Colfax Corp.	34,287,165
300,000		Danaher Corp.	22,164,000
1,225,000		Expeditors International Washington, Inc.	52,895,500
835,000		Flowserve Corp.	61,823,400
1,850,000		Frontline 2012 Ltd.	13,036,977
400,000	[1]	Hexcel Corp.	14,900,000
764,000		KAR Auction Services, Inc.	22,392,840
330,000		MSC Industrial Direct Co.	28,145,700
57,500	[1]	Now, Inc.	1,850,925
165,000		Precision Castparts Corp.	37,752,000
2,650,000	[1,6]	RPX Corp.	41,340,000
50,000		Roper Industries, Inc.	7,203,500
295,000		Safran SA	17,277,753
1,000,000	[1]	Spirit Airlines, Inc.	65,420,000
197,400	[1]	Teledyne Technologies, Inc.	18,002,880
400,000	[1]	Verisk Analytics, Inc.	24,016,000
915,000		Wabtec Corp.	73,822,200
		TOTAL	614,727,190
		Information Technology—14.6%
1,235,000		Amadeus IT Holding SA	48,569,364
700,000		Avago Technologies Ltd.	48,566,000
194,705	[1]	Benefitfocus, Inc.	7,503,931
836,000	[1,2]	ChannelAdvisor Corp.	19,169,480
378,900	[1,2]	Check Point Software Technologies Ltd.	25,715,943
327,400	[1]	CoStar Group, Inc.	47,057,202
560,400	[1,2]	Cvent, Inc.	15,304,524
460,000	[1]	Demandware, Inc.	27,710,400
1,059,322	[1,3,4]	Expand Networks Ltd.	0
300,000	[2]	FLIR Systems, Inc.	9,984,000
676,006	[1,2]	Finisar Corp.	13,337,598
1,100,000	[1,2]	Fleetmatics Group PLC	34,749,000
220,000	[1]	Guidewire Software, Inc.	8,910,000
73,300	[1]	LinkedIn Corp.	13,240,912
4,064,050	[1,2,6]	Liquid Holdings Group, Inc.	6,786,964
1,625,000	[1]	Microsemi Corp.	38,967,500
995,241	[1]	Moneygram International, Inc.	14,381,232
1,255,000	[1]	NIC, Inc.	21,171,850
1,300,000	[1]	NXP Semiconductors NV	81,055,000
100,200	[1]	NetSuite, Inc.	8,447,862
1	[1,4]	Peachtree Open Networks	0
1,423,600	[1,6]	RADWARE Ltd.	23,332,804
561,700	[1]	Salesforce.com, Inc.	30,472,225
3,751	[1,3,4]	Sensable Technologies, Inc.	0
625,000	[1,2]	ServiceNow, Inc.	36,750,000
181,800	[1]	Splunk, Inc.	8,548,236
2,480,112	[1,6]	Textura Corp.	61,928,397
735,000	[1]	Tyler Technologies, Inc.	66,686,550
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,400,000	[1]	Vantiv, Inc.	$45,892,000
250,000	[1]	Workday, Inc.	20,960,000
56,800	[1,2]	Zillow, Inc.	8,152,504
		TOTAL	793,351,478
		Materials—9.1%
353,000		Eagle Materials, Inc.	32,059,460
1,125,000		LyondellBasell Industries NV	119,531,250
670,000		Martin Marietta Materials	83,234,100
979,300	[1,2]	Orion Engineered Carbons SA	16,648,100
260,000		Sherwin-Williams Co.	53,619,800
1,600,000		US Silica Holdings, Inc.	89,952,000
214,400		Valspar Corp.	16,090,720
985,700		Westlake Chemical Corp.	86,140,323
		TOTAL	497,275,753
		Utilities—0.5%
781,900	[2]	ITC Holdings Corp.	28,226,590
23,187	[1,2]	TerraForm Power, Inc.	713,000
		TOTAL	28,939,590
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,509,081,318)	5,369,260,296
		PREFERRED STOCKS—0.1%
		Health Care—0.1%
14,411,765	[1,3,6]	Otonomy, Inc., Pfd., Series D	5,188,235
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,900,001)	5,188,235
		CORPORATE BOND—0.1%
		Health Care—0.1%
$4,600,000	[4,5,6]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018 (IDENTIFIED COST $4,600,000)	4,420,609
		WARRANTS—0.2%
		Health Care—0.2%
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5//2016	23,357
797,358	[1,6]	Corcept Therapeutics, Inc., 3/29/2015	360,326
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	1,059,025
1,713,798	[1,6]	Threshold Pharmaceuticals, Inc., 10/5/2014	3,473,526
7,425,000	[1,6]	Zogenix, Inc., 7/27/2017	6,903,022
		TOTAL WARRANTS (IDENTIFIED COST $705,507)	11,819,256
		U.S. TREASURY—0.1%
		U.S. Treasury Bill—0.1%
2,980,000	[7]	United States Treasury Bill, 0.025%, 8/7/2014 (IDENTIFIED COST $2,979,987)	2,979,990
		INVESTMENT COMPANY—7.0%
385,215,716	[6,8,9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	385,215,716
		TOTAL INVESTMENTS—105.9% (IDENTIFIED COST $3,912,482,529)[10]	5,778,884,102
		OTHER ASSETS AND LIABILITIES - NET—(5.9)%[11]	(323,591,515)
		TOTAL NET ASSETS—100%	$5,455,292,587
4

At July 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/ Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
8/4/2014	144,011 Euro	$192,752	$86
8/5/2014	194,387,876 Hong Kong Dollar	$25,082,307	$(162)
Contract Sold:
8/1/2014	16,792,689 Pound Sterling	$28,431,701	$80,615
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$80,539
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $908 and $9,758, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
The average notional value of short futures contracts held by the Fund throughout the period was $49,960,960. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2014, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$251,901,559	$267,987,826
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $7,130,753, which represented 0.1% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2014, these liquid restricted securities amounted to $4,420,609, which represented 0.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$1,037,450
Denovo Ventures I LP	3/9/2000	$2,595,163	$429,921
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$ 225,317	$756,150
Infrastructure Fund	8/11/2000	$ 404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$486,623
Multiplex, Inc., Pfd., Series C	2/22/2001	$ 5,000,001	$0
Peachtree Leadscope LLC	6/30/2000	$ 712,054	$0
Peachtree Open Networks	10/5/2000	$ 892,599	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
6	Affiliated companies and holdings.
Transactions involving affiliated companies during the period ended July 31, 2014, were as follows:
Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2014	Value	Dividend Income
BioDelivery Sciences International, Inc.	—	3,575,000	(325,000)	3,250,000	41,437,500	$—
Corcept Therapeutics, Inc.	9,279,650	892,398	—	10,172,048	$24,311,195
5

Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2014	Value	Dividend Income
Corcept Therapeutics, Inc., 3/29/2015	797,358	—	—	797,358	360,326	—
Dexcom, Inc.	5,769,139	39,253	(2,293,074)	3,515,318	132,457,182	—
Dyax Corp.	18,154,308	760,000	(6,064,308)	12,850,000	121,047,000	—
Egalet Corp.	—	752,456	—	752,456	9,104,718	—
ExamWorks Group, Inc.	3,065,000	—	(764,217)	2,300,783	81,194,632	—
Liquid Holdings Group, Inc.	—	7,830,000	(3,765,950)	4,064,050	6,786,964	—
Nektar Therapeutics.	4,375,000	625,000	(390,000)	4,610,000	48,635,500	—
Otonomy, Inc., Pfd., Series D	—	14,411,765	—	14,411,765	5,188,235	—
Premier, Inc.	1,150,000	295,325	—	1,445,325	40,902,697	—
Progenics Pharmaceuticals, Inc.	8,445,000	766,000	—	9,211,000	44,028,580	—
Protalix Biotherapeutics, Inc.	7,313,801	11,396	—	7,325,197	24,099,898	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	4,600,000	—	—	4,600,000	4,420,609	155,250
RADWARE Ltd.	1,423,600	—	—	1,423,600	23,332,804	—
RPX, Corp.	2,850,000	—	(200,000)	2,650,000	41,340,000	—
Soteira Inc.	959,018	—	—	959,018	0	—
Textura, Inc.	1,036,534	1,443,578	—	2,480,112	61,928,397	—
Threshold Pharmaceuticals, Inc., Class THL	1,767,000	—	—	1,767,000	7,439,070	—
Threshold Pharmaceuticals, Inc., 10/5/2014	1,713,798	—	—	1,713,798	3,473,526	—
*US Silica Holdings, Inc.	1,743,400	909,000	(1,052,400)	1,600,000	89,952,000	764,267
Zogenix, Inc.	16,500,000	3,901,876	(1,691,876)	18,710,000	24,697,200	—
Zogenix, Inc., 7/27/2014	7,425,000	—	—	7,425,000	6,903,022	—
TOTAL OF AFFILIATED COMPANIES	98,367,606	36,213,047	(16,546,825)	118,033,828	$843,041,055	$919,517
*	At July 31, 2014, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions involving the affiliated holding during the period ended July 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2013	207,990,334
Purchases/Additions	2,256,819,770
Sales/Reductions	(2,079,594,388)
Balance of Shares Held 7/31/2014	385,215,716
Value	$385,215,716
Dividend Income	$48,684
7	Discount rate at time of purchase.
8	7-day net yield.
9	All or a portion of this security is held as collateral for securities lending.
10	At July 31, 2014, the cost of investments for federal tax purposes was $3,912,482,529. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from: a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, and b) outstanding foreign currency commitments was $1,866,401,573. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,045,788,836 and net unrealized depreciation from investments for those securities having an excess of cost over value of $179,387,263.
11	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
6

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,324,925,972	$—	$2,710,144	$4,327,636,116
International	693,702,075	347,922,105	—	1,041,624,180
Preferred Stocks
Domestic	—	—	5,188,235	5,188,235
Debt Securities:
Corporate Bonds	—	4,420,609	—	4,420,609
Warrants	—	11,819,256	—	11,819,256
U.S. Treasury	—	2,979,990	—	2,979,990
Investment Company	385,215,716	—	—	385,215,716
TOTAL SECURITIES	$5,403,843,763	$367,141,960	$7,898,379	$5,778,884,102
OTHER FINANCIAL INSTRUMENTS[1]	$80,539	$—	$—	$80,539
1	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
8
Federated Kaufmann Large Cap Fund
Portfolio of Investments
July 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—96.1%
		Consumer Discretionary—17.5%
95,500	[1]	Amazon.com, Inc.	$29,890,545
2,129,474	[1,2,3]	Central European Media Enterprises Ltd., Class A	5,579,222
40,600	[1]	Chipotle Mexican Grill, Inc.	27,303,500
459,400		Delphi Automotive PLC	30,687,920
795,000	[1]	Hilton Worldwide Holdings, Inc.	19,246,950
403,400		Las Vegas Sands Corp.	29,791,090
376,500		Melco PBL Entertainment (Macau) Ltd., ADR	12,499,800
20	[1,4]	New Cotai LLC/Capital	741,693
19,700	[1]	Priceline.com, Inc.	24,476,265
144,400		Ralph Lauren Corp.	22,506,184
378,100		Starbucks Corp.	29,370,808
266,400		Walt Disney Co.	22,878,432
163,300		Whirlpool Corp.	23,293,112
		TOTAL	278,265,521
		Consumer Staples—1.5%
771,500	[1]	Sprouts Farmers Market, Inc.	23,538,465
		Energy—6.0%
469,900		Halliburton Co.	32,418,401
483,800		Noble Energy, Inc.	32,167,862
138,600		Pioneer Natural Resources, Inc.	30,694,356
		TOTAL	95,280,619
		Financials—12.2%
842,600		American International Group, Inc.	43,798,348
95,000		BlackRock, Inc.	28,949,350
387,000		Capital One Financial Corp.	30,781,980
420,800		Crown Castle International Corp.	31,214,944
517,000		JPMorgan Chase & Co.	29,815,390
587,500		Wells Fargo & Co.	29,903,750
		TOTAL	194,463,762
		Health Care—22.5%
157,500	[1]	Actavis, Inc.	33,745,950
100,000	[1]	Biogen Idec, Inc.	33,439,000
405,300	[1]	Gilead Sciences, Inc.	37,105,215
175,000	[1]	Illumina, Inc.	27,984,250
723,000	[1]	Incyte Genomics, Inc.	34,393,110
332,000	[3]	Medtronic, Inc.	20,497,680
155,216	[1]	Mylan, Inc.	7,663,014
350,600	[1,3]	Pharmacyclics, Inc.	42,226,264
688,883	[1,2]	Premier, Inc.	19,495,389
110,300	[1,3]	Regeneron Pharmaceuticals, Inc.	34,879,066
499,200		Shire Ltd.	41,152,916
212,400		Thermo Fisher Scientific, Inc.	25,806,600
		TOTAL	358,388,454
		Industrials—10.7%
435,800		Eaton Corp. PLC	29,599,536
710,000		Expeditors International Washington, Inc.	30,657,800
288,000		Kansas City Southern Industries, Inc.	31,409,280
1

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
224,200		Kuehne & Nagel International AG	$29,869,133
483,800	[1]	Osram Licht AG	19,566,686
820,000		Textron, Inc.	29,823,400
		TOTAL	170,925,835
		Information Technology—20.0%
420,000		Amadeus IT Holding SA	16,517,517
335,000		Apple, Inc.	32,015,950
123,600	[1]	Citrix Systems, Inc.	8,371,428
542,200	[1]	Facebook, Inc.	39,390,830
43,200	[1]	Google, Inc., Class A	25,036,560
305,200		Mastercard, Inc.	22,630,580
1,286,700	[1]	Micron Technology, Inc.	39,308,685
576,000	[1]	NXP Semiconductors NV	35,913,600
496,500	[1,3]	Salesforce.com, Inc.	26,935,125
310,000	[1,3]	VMware, Inc., Class A	30,801,600
555,650	[1,3]	Vantiv, Inc.	18,214,207
113,400		Visa, Inc., Class A	23,928,534
		TOTAL	319,064,616
		Materials—4.5%
395,000		LyondellBasell Industries NV	41,968,750
146,300		Sherwin-Williams Co.	30,171,449
		TOTAL	72,140,199
		Telecommunication Services—1.2%
550,000	[1]	T-Mobile US, Inc.	18,117,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,245,559,753)	1,530,184,471
		CORPORATE BOND—0.2%
		Consumer Discretionary—0.2%
3,433,900	[2]	Central European Media Enterprises Ltd., 15.00%, 12/1/2017 (IDENTIFIED COST $1,959,182)	3,760,120
		WARRANT—0.1%
		Consumer Discretionary—0.1%
721,119	[1,2,3]	Central European Media Enterprises Ltd., 5/2/2018 (IDENTIFIED COST $1,533,236)	1,760,396
		INVESTMENT COMPANY—7.1%
113,045,079	[2,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	113,045,079
		TOTAL INVESTMENTS—103.5% (IDENTIFIED COST $1,362,097,250)[7]	1,648,750,066
		OTHER ASSETS AND LIABILITIES - NET—(3.5)%[8]	(55,689,640)
		TOTAL NET ASSETS—100%	$1,593,060,426
1	Non-income-producing security.
2	Affiliated company or holding.
2

Transactions involving affiliated companies during the period ended July 31, 2014, were as follows:
Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2014	Value	Dividend Income
Central European Media Enterprises Ltd., Class A	2,129,474	—	—	2,129,474	$5,579,222	$—
Central European Media Enterprises Ltd., 15.00%, 12/1/2017	—	3,433,900	—	3,433,900	$3,760,120	$127,340
Central European Media Enterprises Ltd., 5/2/2018	—	721,119	—	721,119	$1,760,396	—
Premier, Inc.	—	688,883	—	688,883	$19,495,389	—
TOTAL OF AFFILIATED COMPANIES	2,129,474	4,843,902	—	6,973,376	$30,595,127	$127,340
Transactions involving the affiliated holding during the period ended July 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2013	56,689,174
Purchases/Additions	880,186,708
Sales/Reductions	(823,830,803)
Balance of Shares Held 7/31/2014	113,045,079
Value	$113,045,079
Dividend Income	$26,583
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2014, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$45,577,474	$48,398,812
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At July 31, 2014, the cost of investments for federal tax purposes was $1,362,097,223. The net unrealized appreciation of investments excluding any unrealized appreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities for federal tax purposes was $286,652,843. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $310,914,254 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,261,411.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
3

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$1,232,341,748	$—	$741,693	$1,233,083,441
International	189,994,778	107,106,252		297,101,030
Debt Securities:
Corporate Bonds	—	3,760,120	—	3,760,120
Warrants	—	1,760,396	—	1,760,396
Investment Company	113,045,079	—	—	113,045,079
TOTAL SECURITIES	$1,535,381,605	$112,626,768	$741,693	$1,648,750,066
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
5
Federated Kaufmann Small Cap Fund
Portfolio of Investments
July 31, 2014 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—98.9%
		Consumer Discretionary—22.1%
148,768	[1,2]	2U, Inc.	$2,091,678
148,400		AMC Entertainment Holdings, Inc.	3,359,776
239,700		Arezzo Industria e Comercio SA	3,044,916
69,800		Brunello Cucinelli SpA	1,563,643
9,816	[1]	Buffalo Wild Wings, Inc.	1,426,461
57,000		CBS Outdoor Americas, Inc.	1,897,530
2,415,000	[1,2,3]	Central European Media Enterprises Ltd., Class A	6,327,300
165,905	[1]	Century Communities, Inc.	3,163,808
3,585,694	[1,3]	Cinedigm Corp.	8,139,525
323,700		Clubcorp Holdings, Inc.	5,473,767
377,800	[1]	Del Frisco's Restaurant Group LLC	8,054,696
55,000	[1,2]	El Pollo Loco Holdings, Inc.	2,134,000
197,000	[1,4,5]	Elior SCA	3,759,049
55,800	[1]	Five Below, Inc.	2,043,396
47,514	[1,2]	GoPro, Inc.	2,279,247
371,500		International Meal Co. Holdings SA	3,042,411
254,000	[1]	La Quinta Holdings, Inc.	4,772,660
191,574	[1]	Malibu Boats, Inc.	3,687,799
98,850		Melco PBL Entertainment (Macau) Ltd., ADR	3,281,820
415,000	[1,4,5]	Merlin Entertainments PLC	2,472,514
160,375		Moncler SpA	2,420,983
6,028,100		NagaCorp Limited	5,291,521
159,600		National CineMedia, Inc.	2,563,176
119,500	[1]	Nord Anglia Education, Inc.	2,246,600
136,700	[1]	RetailMeNot, Inc.	3,343,682
660,000	[1]	SSP Group, Ltd.	2,560,053
255,000		Salvatore Ferragamo Italia SpA	7,015,261
4,285,200		Samsonite International SA	13,346,166
318,802	[1]	ServiceMaster Global Holdings, Inc.	5,601,351
64,950	[1]	Shutterfly, Inc.	3,203,334
108,500		Six Flags Entertainment Corp.	4,146,870
433,300	[1]	Tower International, Inc.	13,648,950
260,000	[1]	Townsquare Media LLC	2,847,000
46,200		Vail Resorts, Inc.	3,488,100
85,700	[1]	Vince Holding Corp.	2,895,803
202,100	[1]	Yoox SpA	5,305,180
117,500	[1,2]	Zoe's Kitchen, Inc.	3,408,675
50,500	[1,2]	Zulily, Inc., Class A	1,748,310
		TOTAL	157,097,011
		Consumer Staples—0.6%
283,600	[1,2]	Amira Nature Food Ltd.	4,256,836
		Energy—4.6%
362,900	[1]	Aspen Aerogels, Inc.	3,266,100
78,800	[1]	Carrizo Oil & Gas, Inc.	4,839,108
150,515	[1]	Dorian LPG Ltd.	3,020,836
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—continued
268,672	[1,2]	Gevo, Inc.	$137,157
378,800	[1]	Memorial Resource Development Corp.	8,704,824
200,100	[1]	Parsley Energy, Inc.	4,516,257
180,000	[1]	Transocean Partners LLC	4,374,000
56,900		Vermilion Energy, Inc.	3,755,238
		TOTAL	32,613,520
		Financials—5.8%
59,200	[1]	Affiliated Managers Group	11,795,600
88,000		Artisan Partners Asset Management, Inc.	4,584,800
1,688,000		Concentradora Fibra Hotelera Mexicana SA de CV	2,962,300
149,200		Cyrusone, Inc.	3,707,620
295,700		EverBank Financial Corp.	5,618,300
950,000	[1]	FinecoBank Banca Fineco SPA	4,986,623
72,600	[1]	Marcus & Millichap Co., Inc.	1,783,782
74,800		Re/Max Holdings, Inc.	2,191,640
257,400	[1]	Walker & Dunlop, Inc.	3,513,510
		TOTAL	41,144,175
		Health Care—26.6%
72,500	[1,2]	Agios Pharmaceuticals, Inc.	2,921,750
319,300	[1,2,3]	Alexza Pharmaceuticals, Inc.	1,542,219
167,000	[1]	Alkermes, Inc.	7,140,920
237,800	[1]	Amphastar Pharmaceuticals, Inc.	2,111,664
131,500	[1]	AtriCure, Inc.	2,165,805
830,000	[1,3]	BioDelivery Sciences International, Inc.	10,582,500
3,870,800	[1,3]	Cardica, Inc.	4,219,172
141,600	[1]	CareDx, Inc.	1,374,936
1,435,000	[1,2]	Catalyst Pharmaceutical Partners, Inc.	3,257,450
1,325,000	[1,3]	Corcept Therapeutics, Inc.	3,166,750
155,000	[1]	Cubist Pharmaceuticals, Inc.	9,439,500
406,900	[1,3]	Dexcom, Inc.	15,331,992
216,600	[1,3]	Dyax Corp.	2,040,372
16,122,000	[1,3]	Dynavax Technologies Corp.	23,860,560
300,000	[1,2,3]	Egalet Corp.	3,630,000
36,200	[1,2]	GW Pharmaceuticals PLC, ADR	3,062,520
144,100	[1]	Galapagos NV	2,808,935
75,000	[1]	HealthEquity, Inc.	1,320,000
177,700	[1]	Heron Therapeutics, Inc.	1,561,983
140,000	[1]	Imprivata, Inc.	2,030,000
94,400	[1]	Insulet Corp.	3,336,096
121,200	[1]	InterMune, Inc.	5,317,044
275,000	[1]	Intersect ENT, Inc.	3,396,250
132,000	[1]	MacroGenics, Inc.	2,679,600
18,382	[1]	Medidata Solutions, Inc.	824,249
548,100	[1,3]	Nektar Therapeutics	5,782,455
171,500	[1]	NuVasive, Inc.	6,410,670
350,000	[1,2]	Ocular Therapeutix, Inc.	4,501,000
1,958,600	[1,3]	Progenics Pharmaceuticals, Inc.	9,362,108
987,600	[1,2,3]	Protalix Biotherapeutics, Inc.	3,249,204
30,900	[1,2]	Puma Biotechnology, Inc.	6,851,148
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
77,600	[1]	Repligen Corp.	$1,627,272
69,700	[1]	Salix Pharmaceuticals Ltd.	9,194,127
44,700	[1]	Seattle Genetics, Inc.	1,573,440
234,700	[1]	Staar Surgical Co.	3,020,589
109,100	[1,2]	Sunesis Pharmaceuticals, Inc.	717,878
232,300	[1,3]	Threshold Pharmaceuticals, Inc., Class THL	977,983
65,700	[1,2]	Ultragenyx Pharmaceutical, Inc.	2,871,090
77,200	[1]	Veeva Systems, Inc.	1,837,360
1,322,300	[1,2,3]	Venaxis, Inc.	2,499,147
180,900	[1]	Veracyte, Inc.	2,586,870
145,000	[1,2]	Versartis, Inc.	2,958,000
2,868,000	[1,2,3]	Zogenix, Inc.	3,785,760
		TOTAL	188,928,368
		Industrials—14.4%
247,000		Air Lease Corp.	8,509,150
16,198,000		Aramex PJSC	14,756,107
432,900		DSV, De Sammensluttede Vognmad AS	13,640,971
210,500		H&E Equipment Services, Inc.	7,615,890
44,000	[1]	Hexcel Corp.	1,639,000
85,500		ITT Corp.	3,930,435
1,155,113	[1,3]	Innovative Solutions and Support, Inc.	6,872,922
185,500		KAR Auction Services, Inc.	5,437,005
112,400		Kaman Corp., Class A	4,497,124
1,664,200		Louis XIII Holdings Ltd.	1,249,711
149,200	[1]	MOOG, Inc., Class A	9,850,184
166,071		NN, Inc.	4,816,059
298,000	[1]	Stock Building Supply Holdings, Inc.	4,398,480
104,400	[1]	Teledyne Technologies, Inc.	9,521,280
195,300	[1]	Tutor Perini Corp.	5,318,019
		TOTAL	102,052,337
		Information Technology—19.1%
132,000	[1]	Aerohive Networks, Inc.	1,108,800
131,000	[1]	Amber Road, Inc.	1,794,700
53,300	[1]	Arista Networks, Inc.	3,524,196
46,420	[1,2]	Borderfree, Inc.	617,850
191,400	[1,2]	BroadSoft, Inc.	4,670,160
159,465	[1]	CalAmp Corp.	2,712,500
124,200	[1]	Callidus Software, Inc.	1,331,424
1,482,600	[1,2]	Ceragon Networks Ltd.	2,965,200
162,600	[1,2]	ChannelAdvisor Corp.	3,728,418
252,500	[1]	Commvault Systems, Inc.	12,125,050
41,400	[1]	CoStar Group, Inc.	5,950,422
102,312	[1,2]	Cvent, Inc.	2,794,141
64,300	[1]	Demandware, Inc.	3,873,432
252,000	[1]	Envestnet, Inc.	10,989,720
148,533	[1]	Fleetmatics Group PLC	4,692,157
130,514	[1]	GTT Communications, Inc.	1,326,022
165,200	[1]	Globant SA	1,870,064
146,200	[1,2]	GrubHub, Inc.	5,305,598
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
50,000	[1]	Infoblox, Inc.	$606,000
115,000	[1,2]	Jinkosolar Holding Co, Ltd., ADR	2,847,400
124,085	[1,2]	Luxoft Holding, Inc.	3,944,662
121,000		Marchex, Inc., Class B	1,331,000
138,800	[1,2]	Marketo, Inc.	3,796,180
444,993	[1]	Mattson Technology, Inc.	912,236
199,750	[1,3]	Mediabistro, Inc.	187,765
194,360	[1]	Microsemi Corp.	4,660,753
142,100	[1]	Mobile Iron, Inc.	1,278,900
96,723	[1]	Moneygram International, Inc.	1,397,647
175,000	[1]	NIC, Inc.	2,952,250
145,000	[1,2]	Nimble Storage, Inc,	3,752,600
124,800	[1,2]	Q2 Holdings, Inc.	1,643,616
496,300	[1,3]	RADWARE Ltd.	8,134,357
181,300	[1,2]	Rubicon Project, Inc./The	2,159,283
262,200	[1]	Synacor, Inc.	631,902
144,600	[1]	Synchronoss Technologies, Inc.	5,843,286
495,000		Telecity Group PLC	6,588,496
88,500		Tessera Technologies, Inc.	2,248,785
287,884	[1,3]	Textura Corp.	7,188,464
48,800	[1,2]	Varonis Systems, Inc.	1,028,704
6,800	[1,2]	Zillow, Inc.	976,004
		TOTAL	135,490,144
		Materials—4.4%
264,200	[1]	Caesar Stone SDOT Yam Ltd.	11,455,712
643,400	[1]	Cemex Latam Hldgs SA	6,342,311
643,600	[1]	Thompson Creek Metals Co., Inc.	1,789,208
201,600		US Silica Holdings, Inc.	11,333,952
		TOTAL	30,921,183
		Telecommunication Services—0.9%
103,800	[1]	inContact, Inc.	829,362
229,727	[1]	Premiere Global Services, Inc.	3,009,424
196,960	[1,2]	RingCentral, Inc.	2,940,613
		TOTAL	6,779,399
		Utilities—0.4%
69,800		ITC Holdings Corp.	2,519,780
11,300	[1]	Nextera Energy Partners LP	384,652
2,964	[1]	TerraForm Power, Inc.	91,143
		TOTAL	2,995,575
		TOTAL COMMON STOCKS (IDENTIFIED COST $519,930,087)	702,278,548
		CORPORATE BONDS—0.7%
		Consumer Discretionary—0.6%
$3,894,400	[3]	Central European Media Enterprises Ltd., 15.00%, 12/1/2017	4,264,368
		Health Care—0.1%
635,000	[3,4,5]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	610,236
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,856,886)	4,874,604
4

Shares or Principal Amount			Value
		WARRANTS—0.6%
		Consumer Discretionary—0.3%
817,824	[1,2,3]	Central European Media Enterprises Ltd., Warrants	$1,996,472
		Health Care—0.3%
1,925,000	[1,3]	Alexza Pharmaceuticals, Inc., Warrants	445,445
121,142	[1,3]	Corcept Therapeutics, Inc., Warrants	54,744
446,014	[1,3]	Dynavax Technologies Corp., Warrants	171,760
257,688	[1,3]	Threshold Pharmaceuticals, Inc., Warrants	522,282
1,046,250	[1,3]	Zogenix, Inc., Warrants	972,699
		TOTAL	2,166,930
		TOTAL WARRANTS (IDENTIFIED COST $1,841,955)	4,163,402
		INVESTMENT COMPANY—9.6%
68,187,433	[3,6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	68,187,433
		TOTAL INVESTMENTS—109.8% (IDENTIFIED COST $592,816,361)[8]	779,503,987
		OTHER ASSETS AND LIABILITIES - NET—(9.8)%[9]	(69,616,993)
		TOTAL NET ASSETS—100%	$709,886,994
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2014, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$63,758,818	$68,187,433
3	Affiliated companies and holdings.
Transactions involving affiliated companies during the period ended July 31, 2014, were as follows:
Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2014	Value	Dividend Income
Alexza Pharmaceuticals, Inc.	332,400	—	(13,100)	319,300	$1,542,219	$—
Alexza Pharmaceuticals, Inc., Warrants	1,925,000	—	—	1,925,000	$445,445	—
Biodelivery Sciences International, Inc.	280,000	650,000	(100,000)	830,000	$10,582,500	—
Cardica Inc.	—	3,934,414	(63,614)	3,870,800	$ 4,219,172	—
*Catalyst Pharmaceutical Partners, Inc.	1,556,917	45,000	(166,917)	1,435,000	$ 3,257,450	—
Central European Media Enterprises Ltd., Class A	2,415,000	—	—	2,415,000	$ 6,327,300	—
Central European Media Enterprises Ltd., 15.00%, 12/1/2017	—	3,894,400	—	3,894,400	$ 4,264,368	144,417
Central European Media Enterprises., Warrants	—	817,824	—	817,824	$ 1,996,472	—
Cinedigm Corp.	3,132,000	1,145,000	(691,306)	3,585,694	$8,139,525	—
*Cinedigm Digital Cinema Corp.	767,000	—	(767,000)	—	$—	—
Corcept Therapeutics, Inc.	987,353	386,847	(49,200)	1,325,000	$3,166,750	—
Corcept Therapeutics, Inc., Warrants	121,142	—	—	121,142	$54,744	—
Dexcom, Inc.	516,238	—	(109,338)	406,900	$15,331,992	—
Dyax Corp	—	225,000	(8,400)	216,600	$2,040,372	—
Dynavax Technologies Corp.	17,119,600	400,000	(1,397,600)	16,122,000	$23,860,560	—
Dynavax Technologies Corp., Warrants	446,014	—	—	446,014	$171,760	—
Egalet Corp	—	560,000	(260,000)	300,000	$3,630,000	—
*Gevo, Inc.	1,725,000	—	(1,456,328)	268,672	$137,157	—
Innovative Solutions and Support, Inc.	1,110,000	45,113	—	1,155,113	$6,872,922	—
Mediabistro, Inc.	249,750	—	(50,000)	199,750	$187,765	—
5

Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2014	Value	Dividend Income
Nektar Therapeutics.	416,600	238,800	(107,300)	548,100	$5,782,455	—
Progenics Pharmaceuticals, Inc.	1,910,000	104,800	(56,200)	1,958,600	$9,362,108	—
Protalix Biotherapeutics, Inc.	1,329,184	1,430	(343,014)	987,600	$3,249,204	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	635,000	—	—	635,000	$610,236	21,431
RADWARE Ltd.	—	510,000	(13,700)	496,300	$8,134,357	—
*RDA Microelectronics, Inc., ADR	648,700	—	(648,700)	—	$—	—
*Synacor, Inc.	296,000	—	(33,800)	262,200	$631,902
Textura Corp.	193,300	94,584	—	287,884	$7,188,464	—
Threshold Pharmaceuticals, Inc., Class THL	675,912	—	(443,612)	232,300	$977,983	—
Threshold Pharmaceuticals, Inc., Warrants	257,688	—	—	257,688	$522,282	—
Venaxis, Inc.	—	1,350,600	(28,300)	1,322,300	2,499,147	—
*US Silica Holdings, Inc.	274,400	58,600	(131,400)	201,600	$11,333,952	97,906
Zogenix, Inc.	2,558,954	582,099	(273,053)	2,868,000	$3,785,760	—
Zogenix, Inc., Warrants	1,046,250	—	—	1,046,250	$972,699	—
TOTAL OF AFFILIATED COMPANIES	43,435,402	14,534,511	(7,211,882)	50,758,031	$151,279,022	$263,754
*	At July 31, 2014, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions involving the affiliated holding during the period ended July 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2013	37,962,632
Purchases/Additions	359,529,506
Sales/Reductions	(329,304,705)
Balance of Shares Held 7/31/2014	68,187,433
Value	$68,187,433
Dividend Income	$2,176
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $6,841,799, which represented 1.0% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $6,841,799, which represented 1.0% of total net assets.
6	7-day net yield.
7	All or a portion of this security is held as collateral for securities lending.
8	At July 31, 2014, the cost of investments for federal tax purposes was $592,816,361. The net unrealized appreciation of investments for federal tax purposes was $186,687,626. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $227,258,843 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,571,217.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
6

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
7

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$530,200,631	$—	$—	$530,200,631
International	95,618,429	76,459,488	—	172,077,917
Warrants	—	4,163,402	—	4,163,402
Debt Securities:
Corporate Bonds	—	4,874,604	—	4,874,604
Investment Company	68,187,433	—	—	68,187,433
TOTAL SECURITIES	$694,006,493	$85,497,494	$—	$779,503,987
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
8
Federated MDT Mid Cap Growth Strategies Fund
Portfolio of Investments
July 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Advertising—0.3%
13,700		Omnicom Group, Inc.	$958,863
		Agricultural Chemicals—0.2%
15,400		Scotts Miracle-Gro Co.	819,280
		Airline - National—3.4%
87,500		Delta Air Lines, Inc.	3,277,750
183,700	[1]	United Continental Holdings, Inc.	8,521,843
		TOTAL	11,799,593
		Airline - Regional—0.7%
53,400		Alaska Air Group, Inc.	2,347,998
1,500		Copa Holdings SA, Class A	227,805
		TOTAL	2,575,803
		Airlines—0.4%
54,200		Southwest Airlines Co.	1,532,776
		Apparel—1.0%
6,800		Carter's, Inc.	520,608
57,900		Coach, Inc.	2,001,024
15,300		V.F. Corp.	937,431
		TOTAL	3,459,063
		Auto Components—0.6%
47,100		Goodyear Tire & Rubber Co.	1,185,507
8,400		Lear Corp.	791,028
		TOTAL	1,976,535
		Auto Manufacturing—0.9%
30,300	[1]	TRW Automotive Holdings Corp.	3,099,387
		Auto Original Equipment Manufacturers—2.3%
9,300	[1]	AutoZone, Inc.	4,808,379
30,000		BorgWarner, Inc.	1,867,500
8,600	[1]	O'Reilly Automotive, Inc.	1,290,000
		TOTAL	7,965,879
		Auto Part Replacement—1.4%
59,200		Genuine Parts Co.	4,902,944
		Auto Rentals—2.0%
32,900	[1]	Avis Budget Group, Inc.	1,848,651
49,600	[1]	United Rentals, Inc.	5,252,640
		TOTAL	7,101,291
		Baking—0.1%
20,400		Flowers Foods, Inc.	389,436
		Biotechnology—3.2%
42,700	[1]	Alexion Pharmaceuticals, Inc.	6,788,873
19,500	[1]	Illumina, Inc.	3,118,245
32,800	[1]	Myriad Genetics, Inc.	1,184,080
		TOTAL	11,091,198
		Building Materials—0.2%
9,200		Lennox International, Inc.	784,944
		Clothing Stores—2.4%
11,400	[1]	Fossil, Inc.	1,117,200
1

Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—continued
104,600		Gap (The), Inc.	$4,195,506
32,300		Hanesbrands, Inc.	3,156,033
		TOTAL	8,468,739
		Commodity Chemicals—1.1%
30,900		RPM International, Inc.	1,365,162
28,600		Westlake Chemical Corp.	2,499,354
		TOTAL	3,864,516
		Computer Services—1.1%
24,200	[1]	Fiserv, Inc.	1,492,414
32,200		Global Payments, Inc.	2,230,494
		TOTAL	3,722,908
		Construction Machinery—1.5%
68,200		Joy Global, Inc.	4,041,532
50,100		Manitowoc, Inc.	1,330,656
		TOTAL	5,372,188
		Cosmetics & Toiletries—2.1%
108,500		Avon Products, Inc.	1,432,200
61,900		Estee Lauder Cos., Inc., Class A	4,547,174
49,600	[1]	Sally Beauty Holdings, Inc.	1,287,120
		TOTAL	7,266,494
		Crude Oil & Gas Production—1.7%
37,000		SM Energy Co.	2,905,980
77,100	[1]	Southwestern Energy Co.	3,128,718
		TOTAL	6,034,698
		Defense Aerospace—0.9%
36,800	[1]	B/E Aerospace, Inc.	3,133,152
		Defense Electronics—0.6%
8,500		Grainger (W.W.), Inc.	1,998,775
		Department Stores—2.1%
11,500		Dillards, Inc., Class A	1,371,030
33,400		Kohl's Corp.	1,788,236
74,000		Macy's, Inc.	4,276,460
		TOTAL	7,435,726
		Discount Department Stores—0.6%
6,700		Family Dollar Stores, Inc.	500,825
31,000		Foot Locker, Inc.	1,473,430
		TOTAL	1,974,255
		Diversified Consumer Services—0.1%
13,900		Block (H&R), Inc.	446,607
		Diversified Leisure—0.7%
39,100		Royal Caribbean Cruises Ltd.	2,332,315
		Education & Training Services—0.6%
81,400	[1]	Apollo Group, Inc., Class A	2,273,502
		Electrical - Radio & TV—0.7%
22,700		Harman International Industries, Inc.	2,464,085
		Electrical Equipment—0.3%
18,100		AMETEK, Inc.	881,289
		Ethical Drugs—0.8%
30,100	[1]	United Therapeutics Corp.	2,737,294
2

Shares			Value
		COMMON STOCKS—continued
		Financial Services—2.4%
22,300		Broadridge Financial Solutions	$900,251
28,500		Dun & Bradstreet Corp.	3,135,855
30,300		Lazard Ltd., Class A	1,584,690
23,500		Paychex, Inc.	963,735
56,200	[1]	Verifone Systems, Inc.	1,883,262
		TOTAL	8,467,793
		Gas Utilities—0.4%
15,900		EQT Corp.	1,491,738
		Grocery Chain—2.0%
124,500		Kroger Co.	6,098,010
27,600		Whole Foods Market, Inc.	1,054,872
		TOTAL	7,152,882
		Health Care Providers & Services—0.3%
21,500	[1]	Quintiles Transnational Holdings, Inc.	1,180,995
		Home Products—1.4%
67,700		Newell Rubbermaid, Inc.	2,198,896
36,600		Tupperware Brands Corp.	2,663,748
		TOTAL	4,862,644
		Hotels—1.7%
14,800		Marriott International, Inc., Class A	957,708
66,000		Wyndham Worldwide Corp.	4,986,300
		TOTAL	5,944,008
		Hotels and Motels—0.1%
1,700		Wynn Resorts Ltd.	362,440
		Household Appliances—1.4%
30,500		Fortune Brands Home & Security, Inc.	1,152,595
27,400		Whirlpool Corp.	3,908,336
		TOTAL	5,060,931
		Household Durables—1.2%
400	[1]	NVR, Inc.	450,584
43,600		Stanley Black & Decker, Inc.	3,812,820
		TOTAL	4,263,404
		Industrial Machinery—2.9%
39,500		Dover Corp.	3,387,520
9,400		Flowserve Corp.	695,976
42,900		Ingersoll-Rand PLC, Class A	2,522,091
49,900	[1]	MRC Global, Inc.	1,338,817
15,100		Valmont Industries, Inc.	2,199,013
		TOTAL	10,143,417
		Insurance—0.3%
14,600		Aon PLC	1,231,656
		Internet Services—0.2%
8,079		IAC Interactive Corp.	542,909
		IT Services—0.7%
132,800		Western Union Co.	2,320,016
		Machinery—0.3%
27,800		Trinity Industries, Inc.	1,213,192
		Medical Supplies—3.2%
16,000		Bard (C.R.), Inc.	2,387,680
56,700		Cardinal Health, Inc.	4,062,555
52,300	[1]	HCA, Inc.	3,415,713
3

Shares			Value
		COMMON STOCKS—continued
		Medical Supplies—continued
34,100		Patterson Cos., Inc.	$1,330,241
		TOTAL	11,196,189
		Medical Technology—1.1%
57,300		St. Jude Medical, Inc.	3,735,387
		Metal Containers—0.2%
12,400		Ball Corp.	759,624
		Metal Fabrication—0.2%
16,400		Timken Co.	726,520
		Miscellaneous Components—0.2%
7,800		Amphenol Corp., Class A	750,126
		Miscellaneous Food Products—0.5%
23,093		Ingredion, Inc.	1,700,338
		Miscellaneous Machinery—0.1%
2,900		Rockwell Automation, Inc.	323,814
		Multi-Line Insurance—0.7%
68,100		Allied World Assurance Holdings Ltd.	2,452,281
		Mutual Fund Adviser—2.5%
16,800	[1]	Affiliated Managers Group	3,347,400
53,300		T. Rowe Price Group, Inc.	4,139,278
25,300		Waddell & Reed Financial, Inc., Class A	1,335,587
		TOTAL	8,822,265
		Office Equipment—0.6%
78,100		Pitney Bowes, Inc.	2,113,386
		Offshore Driller—0.4%
18,500		Oceaneering International, Inc.	1,256,335
		Oil Gas & Consumable Fuels—1.6%
71,600		CVR Energy, Inc.	3,370,928
6,100		Pioneer Natural Resources, Inc.	1,350,906
8,000		Targa Resources, Inc.	1,020,000
		TOTAL	5,741,834
		Oil Service, Explore & Drill—1.2%
33,900		Helmerich & Payne, Inc.	3,602,214
20,700		Patterson-UTI Energy, Inc.	711,045
		TOTAL	4,313,259
		Oil Well Supply—0.6%
29,200	[1]	Cameron International Corp.	2,070,572
		Other Communications Equipment—1.1%
78,300		Skyworks Solutions, Inc.	3,974,508
		Packaged Foods—0.8%
7,700		Campbell Soup Co.	320,243
84,600		ConAgra Foods, Inc.	2,548,998
		TOTAL	2,869,241
		Paint & Related Materials—0.2%
9,100		Valspar Corp.	682,955
		Paper Products—1.2%
13,700		International Paper Co.	650,750
36,200		Rock-Tenn Co.	3,599,366
		TOTAL	4,250,116
		Personal & Household—0.2%
11,500		Nu Skin Enterprises, Inc., Class A	674,935
4

Shares			Value
		COMMON STOCKS—continued
		Personnel Agency—0.4%
31,300		Robert Half International, Inc.	$1,522,745
		Plastic Containers—0.8%
19,500		Bemis Co., Inc.	760,695
55,200	[1]	Owens-Illinois, Inc.	1,721,688
7,700		Sealed Air Corp.	247,324
		TOTAL	2,729,707
		Pollution Control—0.2%
7,400	[1]	Stericycle, Inc.	870,610
		Printed Circuit Boards—0.3%
51,700		Jabil Circuit, Inc.	1,031,932
		Restaurant—0.6%
3,000	[1]	Chipotle Mexican Grill, Inc.	2,017,500
		Semiconductor Manufacturing—0.7%
61,400		Broadcom Corp.	2,349,164
		Semiconductors & Semiconductor Equipment—0.9%
69,000		Microchip Technology, Inc.	3,106,380
		Services to Medical Professionals—3.6%
36,900	[1]	Henry Schein, Inc.	4,289,625
37,500	[1]	Laboratory Corp. of America Holdings	3,888,375
75,400		Quest Diagnostics, Inc.	4,606,940
		TOTAL	12,784,940
		Shipbuilding—0.5%
20,600		Huntington Ingalls Industries, Inc.	1,872,952
		Soft Drinks—2.4%
81,700		Coca-Cola Enterprises, Inc.	3,713,265
79,700		Dr. Pepper Snapple Group, Inc.	4,683,172
		TOTAL	8,396,437
		Software Packaged/Custom—3.2%
106,800	[1]	Electronic Arts, Inc.	3,588,480
25,100	[1]	F5 Networks, Inc.	2,826,009
204,400		Symantec Corp.	4,836,104
		TOTAL	11,250,593
		Specialty Chemicals—1.0%
34,200		Airgas, Inc.	3,656,664
		Specialty Retailing—5.9%
17,200		Abercrombie & Fitch Co., Class A	676,648
43,000	[1]	Bed Bath & Beyond, Inc.	2,721,470
28,700		Dick's Sporting Goods, Inc.	1,220,611
65,000	[1]	Dollar General Corp.	3,589,950
47,650		Expedia, Inc.	3,784,363
71,000		Nordstrom, Inc.	4,915,330
46,300		PetSmart, Inc.	3,154,882
12,700		Williams-Sonoma, Inc.	851,789
		TOTAL	20,915,043
		Technology Hardware Storage & Peripherals—5.9%
140,500		NetApp, Inc.	5,457,020
64,800		Sandisk Corp.	5,942,808
33,600	[1]	Teradata Corp.	1,416,576
80,900		Western Digital Corp.	8,076,247
		TOTAL	20,892,651
5

Shares			Value
		COMMON STOCKS—continued
		Telecommunication Equipment & Services—1.0%
47,800		Motorola, Inc.	$3,043,904
10,800	[1]	NeuStar, Inc., Class A	300,888
		TOTAL	3,344,792
		Telephone Utility—0.3%
91,900		Windstream Corp.	1,053,174
		Textiles Apparel & Luxury Goods—1.7%
34,600		PVH Corp.	3,812,228
14,100		Ralph Lauren Corp.	2,197,626
		TOTAL	6,009,854
		Toys & Games—1.9%
68,900		Hasbro, Inc.	3,442,244
94,700		Mattel, Inc.	3,354,747
		TOTAL	6,796,991
		Undesignated Consumer Cyclicals—0.5%
18,400		Herbalife Ltd.	964,160
29,000		Weight Watchers International, Inc.	629,010
		TOTAL	1,593,170
		Uniforms—0.6%
34,200		Cintas Corp.	2,140,920
		TOTAL COMMON STOCKS (IDENTIFIED COST $280,078,141)	345,851,464
		INVESTMENT COMPANY—1.9%
6,830,093	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	6,830,093
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $286,908,234)[4]	352,681,557
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(688,658)
		TOTAL NET ASSETS—100%	$351,992,899
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At July 31, 2014, the cost of investments for federal tax purposes was $286,908,234. The net unrealized appreciation of investments for federal tax purposes was $65,773,323. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $72,438,376 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,665,053.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
6

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
7
Federated Absolute Return Fund
Portfolio of Investments
July 31, 2014 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—77.2%
		Aerospace & Defense—1.6%
20,000		General Dynamics Corp.	$2,335,400
16,000		Safran SA	937,096
		TOTAL	3,272,496
		Air Freight & Logistics—1.2%
25,000		United Parcel Service, Inc.	2,427,250
		Airlines—1.1%
10,000		Alaska Air Group, Inc.	439,700
30,000		American Airlines Group, Inc.	1,165,500
20,000		Delta Air Lines, Inc.	749,200
		TOTAL	2,354,400
		Auto Components—0.5%
30,000		Bridgestone Corp.	1,082,649
		Automobiles—1.9%
16,000		Bayerische Motoren Werke AG	1,913,122
30,000		General Motors Co.	1,014,600
5,000		Volkswagen AG	1,157,872
		TOTAL	4,085,594
		Banks—6.4%
100,000		Bank of America Corp.	1,525,000
60,000		Citigroup, Inc.	2,934,600
24,000		Comerica, Inc.	1,206,240
36,000		JPMorgan Chase & Co.	2,076,120
180,000		Mitsubishi UFJ Financial Group, Inc.	1,065,490
20,000		PNC Financial Services Group	1,651,200
25,000		Sumitomo Mitsui Financial Group, Inc.	1,023,469
40,000		Wells Fargo & Co.	2,036,000
		TOTAL	13,518,119
		Biotechnology—6.1%
12,000		Amgen, Inc.	1,528,680
30,000	[1]	Avalanche Biotechnologies, Inc.	839,700
4,000	[1]	Biogen Idec, Inc.	1,337,560
34,000	[1]	Celgene Corp.	2,963,100
15,000	[1]	Clovis Oncology, Inc.	546,750
22,000	[1]	Gilead Sciences, Inc.	2,014,100
25,000	[1]	Kite Pharma, Inc.	587,500
20,000	[1]	Medivation, Inc.	1,484,600
80,000	[1]	Merrimack Pharmaceuticals, Inc.	472,800
13,000	[1]	Ophthotech Corp.	507,780
20,000	[1]	Sunesis Pharmaceuticals, Inc.	131,600
20,000	[1]	Versartis, Inc.	408,000
		TOTAL	12,822,170
		Building Products—0.7%
20,000		Allegion PLC	1,028,600
30,000	[1]	Continental Building Products, Inc.	395,700
		TOTAL	1,424,300
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Capital Markets—4.5%
10,000	[1]	Affiliated Managers Group	$1,992,500
50,000		Charles Schwab Corp.	1,387,500
50,000	[1]	E*Trade Financial Corp.	1,051,000
40,000	[1]	HFF, Inc.	1,358,400
60,000		Morgan Stanley	1,940,400
40,000	[1]	Stifel Financial Corp.	1,831,600
		TOTAL	9,561,400
		Chemicals—3.1%
20,000		Dow Chemical Co.	1,021,400
16,000		LyondellBasell Industries NV	1,700,000
5,000		PPG Industries, Inc.	991,800
30,000		RPM International, Inc.	1,325,400
6,000		Sherwin-Williams Co.	1,237,380
20,000	[1]	Trinseo SA	333,400
		TOTAL	6,609,380
		Communications Equipment—1.0%
40,000		Cisco Systems, Inc.	1,009,200
15,000		Qualcomm, Inc.	1,105,500
		TOTAL	2,114,700
		Construction & Engineering—1.0%
2,300,000		China Railway Construction Corp.	2,206,999
		Diversified Financial Services—1.2%
20,000	[1]	Berkshire Hathaway, Inc.	2,508,600
		Diversified Telecommunication Services—1.6%
40,000		AT&T, Inc.	1,423,600
40,000		Verizon Communications, Inc.	2,016,800
		TOTAL	3,440,400
		Electric Utilities—1.0%
15,000		Duke Energy Corp.	1,081,950
25,000		Southern Co.	1,082,250
		TOTAL	2,164,200
		Electrical Equipment—0.8%
24,000		Eaton Corp. PLC	1,630,080
		Electronic Equipment Instruments & Components—0.6%
40,000		CDW Corp.	1,235,600
		Energy Equipment & Services—3.9%
22,000		Baker Hughes, Inc.	1,512,940
32,000		Halliburton Co.	2,207,680
18,000		National-Oilwell, Inc.	1,458,720
24,000		Tidewater, Inc.	1,134,480
20,000	[1]	Transocean Partners LLC	486,000
140,000		Trinidad Drilling Ltd.	1,353,327
		TOTAL	8,153,147
		Food & Staples Retailing—1.2%
34,000		CVS Caremark Corp.	2,596,240
		Food Products—0.4%
30,000		ConAgra Foods, Inc.	903,900
		Health Care Equipment & Supplies—1.3%
28,000		Medtronic, Inc.	1,728,720
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care Equipment & Supplies—continued
10,000		Smith & Nephew PLC, ADR	$860,700
		TOTAL	2,589,420
		Health Care Providers & Services—1.3%
10,000		McKesson Corp.	1,918,600
14,000	[1]	Wellcare Health Plans, Inc.	873,320
		TOTAL	2,791,920
		Hotels Restaurants & Leisure—0.3%
30,000	[1]	La Quinta Holdings, Inc.	563,700
		Household Durables—0.2%
30,000	[1]	Installed Building Products, Inc.	332,400
		Industrial Conglomerates—1.5%
130,000		General Electric Co.	3,269,500
		Insurance—1.5%
20,000		American International Group, Inc.	1,039,600
42,000		MetLife, Inc.	2,209,200
		TOTAL	3,248,800
		Internet Software & Services—2.0%
10,000	[1]	Facebook, Inc.	726,500
3,000	[1]	Google, Inc., Class A	1,738,650
3,000	[1]	Google, Inc., Class C	1,714,800
		TOTAL	4,179,950
		IT Services—0.5%
5,000		Visa, Inc., Class A	1,055,050
		Machinery—2.1%
1,300,000		China South Locomotive	1,169,974
7,000		Cummins, Inc.	975,730
20,000		Ingersoll-Rand PLC, Class A	1,175,800
20,000		Joy Global, Inc.	1,185,200
		TOTAL	4,506,704
		Media—2.4%
15,000		CBS Outdoor Americas, Inc.	499,350
50,000		Comcast Corp., Class A	2,686,500
22,000	[1]	DIRECTV Group, Inc.	1,893,100
		TOTAL	5,078,950
		Metals & Mining—0.5%
21,575	[1]	Barisan Gold Corp.	2,572
80,000		Vale SA, ADR	1,148,000
		TOTAL	1,150,572
		Oil Gas & Consumable Fuels—2.8%
30,000		Delek US Holdings, Inc.	876,600
30,000		Exxon Mobil Corp.	2,968,200
15,000		Marathon Petroleum Corp.	1,252,200
10,000	[1]	Whiting Petroleum Corp.	884,900
		TOTAL	5,981,900
		Pharmaceuticals—8.0%
20,000		AbbVie, Inc.	1,046,800
8,000	[1]	Actavis, Inc.	1,714,080
10,000		Allergan, Inc.	1,658,600
20,000		AstraZeneca PLC, ADR	1,455,800
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Pharmaceuticals—continued
9,000	[1]	Jazz Pharmaceuticals PLC	$1,257,570
35,000		Merck & Co., Inc.	1,985,900
40,000	[1]	Mylan, Inc.	1,974,800
50,000		Pfizer, Inc.	1,435,000
5,000		Roche Holding AG	1,452,617
12,000		Shire Ltd., ADR	2,958,000
		TOTAL	16,939,167
		Real Estate Investment Trusts (REITs)—0.6%
30,000		ProLogis Inc.	1,224,300
		Semiconductors & Semiconductor Equipment—3.0%
70,000		Applied Materials, Inc.	1,467,200
60,000		Intel Corp.	2,033,400
16,000		Lam Research Corp.	1,120,000
40,000		Marvell Technology Group Ltd.	533,600
500		Samsung Electronics Co.	651,477
30,000	[1]	SunEdison Semiconductor PTE Ltd.	507,000
		TOTAL	6,312,677
		Software—4.0%
10,000	[1]	Check Point Software Technologies Ltd.	678,700
15,000	[1]	Citrix Systems, Inc.	1,015,950
30,000	[1]	Materialise NV, ADR	339,600
70,000		Microsoft Corp.	3,021,200
40,000		Oracle Corp.	1,615,600
15,000	[1]	Red Hat, Inc.	871,800
20,000	[1]	Rubicon Project, Inc./The	238,200
6,000	[1]	VMware, Inc., Class A	596,160
		TOTAL	8,377,210
		Specialty Retail—1.9%
20,000		Best Buy Co., Inc.	594,600
16,000		Tiffany & Co.	1,561,760
36,000		TJX Cos., Inc.	1,918,440
		TOTAL	4,074,800
		Technology Hardware Storage & Peripherals—3.2%
34,000		Apple, Inc.	3,249,380
40,000		EMC Corp.	1,172,000
30,000		Hewlett-Packard Co.	1,068,300
7,000		IBM Corp.	1,341,690
		TOTAL	6,831,370
		Thrifts & Mortgage Finance—0.2%
20,000	[1]	Essent Group Ltd.	364,200
		Trading Companies & Distributors—0.1%
6,000	[1]	Now, Inc.	193,140
		TOTAL COMMON STOCKS (IDENTIFIED COST $141,215,291)	163,177,354
		U.S. TREASURY—1.9%
$4,000,000	[2,3]	United States Treasury Bill, 0.07%, 8/7/2014 (IDENTIFIED COST $3,999,981)	3,999,986
		INVESTMENT FUND—0.7%
19,400		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $1,940,035)	1,461,255
4

Shares or Principal Amount			Value
		PURCHASED PUT OPTIONS—0.7%
		Index—0.7%
1,000		SPDR S&P 500 ETF Trust, Strike Price $185, Expiration Date 08/16/2014	$65,500
1,000		SPDR S&P 500 ETF Trust, Strike Price $185, Expiration Date 09/20/2014	200,500
1,500		SPDR S&P 500 ETF Trust, Strike Price $190, Expiration Date 08/16/2014	207,750
1,500		SPDR S&P 500 EFT Trust, Strike Price $190, Expiration Date 10/18/2014	636,000
1,000		SPDR S&P 500 EFT Trust, Strike Price $190, Expiration Date 09/20/2014	321,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,083,790)	1,430,750
		PURCHASED CALL OPTIONS—0.0%
		Biotechnology—0.0%
300		Sunesis Pharmaceuticals, Inc. Strike Price $7.50, Expiration Date 12/20/2014	72,000
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $61,125)	72,000
		INVESTMENT COMPANIES—17.4%[4]
7,601,681	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	7,601,925
1,826,615		Federated Project and Trade Finance Core Fund	17,651,383
1,740,041		High Yield Bond Portfolio	11,530,210
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $36,940,198)	36,783,518
		TOTAL INVESTMENTS—97.9% (IDENTIFIED COST $185,240,420)[6]	206,924,863
		OTHER ASSETS AND LIABILITIES - NET—2.1%[7]	4,522,728
		TOTAL NET ASSETS—100%	$211,447,591
At July 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 Index, Short Futures	80	$38,496,000	September 2014	$236,740
[1]United States Treasury Notes 10 Year Short Futures	50	$6,230,469	September 2014	$51,450
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$288,190
The average notional value of short futures contracts held by the Fund throughout the period was $80,733,176. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average notional amount of purchased options held by the Fund throughout the period was $1,453,721. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
5

At July 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
8/1/2014	9,457,850 EUR	$12,652,712	$11,790
8/4/2014	6,050,000 BRL	$2,678,176	$(11,509)
8/4/2014	3,800,000 GBP	$6,469,561	$(54,218)
8/5/2014	4,300,000 AUD	$4,339,001 CAD	$(28,150)
8/5/2014	4,347,537 CAD	$4,300,000 AUD	$(51,184)
9/2/2014	9,457,850 EUR	$12,664,345	$1,480
9/2/2014	19,882,909 TRY	$9,252,500	$(43,317)
Contracts Sold:
8/1/2014	9,457,850 EUR	$12,732,252	$67,750
8/4/2014	6,050,000 BRL	$2,637,890	$(25,554)
8/4/2014	3,800,000 GBP	$6,437,770	$22,427
8/5/2014	4,339,001 CAD	$4,300,000 AUD	$43,756
8/5/2014	4,300,000 AUD	$4,347,537 CAD	$43,405
9/2/2014	9,457,850 EUR	$12,653,941	$(11,884)
9/2/2014	19,851,239 TRY	$9,252,500	$57,986
9/16/2014	2,250,000 CHF	$2,507,578	$30,917
9/16/2014	334,968,000 JPY	$3,294,789	$37,426
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$91,121
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $196,044 and $288,487, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of it outstanding short futures contracts.
4	Affiliated holding.
5	7-day net yield.
6	At July 31, 2014, the cost of investments for federal tax purposes was $185,240,420. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments and c) futures contract was $21,684,443. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,724,499 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,040,056.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
6

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing-service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
7

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$131,322,960	$—	$—	$131,322,960
International	17,837,730	14,016,664	—	31,854,394
Debt Securities:
U.S.Treasury	—	3,999,986	—	3,999,986
Investment Fund	1,461,255[1]	—	—	1,461,255
Purchased Put Options	1,430,750	—	—	1,430,750
Purchased Call Options	72,000	—	—	72,000
Investment Companies[2]	19,132,135	17,651,383	—	36,783,518
TOTAL SECURITIES	171,256,830	35,668,033	—	206,924,863
OTHER FINANCIAL INSTRUMENTS[3]	$288,471	$90,840	$—	$379,311
1	Includes $1,942,399 of a security transferred from Level 3 to Level 1 because observable market data was obtained for the security. This transfer represents the value of the security at the beginning of the period.
2	Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
3	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
REITs	—Real Estate Investment Trusts
SPDR	—Standard & Poor's Depositary Receipts
TRY	—Turkish Lira
8
Federated Strategic Value Dividend Fund
Portfolio of Investments
July 31, 2014 (unaudited)
Shares		Value
	COMMON STOCKS—98.8%
	Consumer Discretionary—3.7%
3,453,545	McDonald's Corp.	$326,567,215
	Consumer Staples—26.9%
9,678,845	Altria Group, Inc.	392,961,107
1,456,100	General Mills, Inc.	73,023,415
890,200	Kellogg Co.	53,260,666
2,017,600	Kimberly-Clark Corp.	209,568,112
6,074,440	Kraft Foods Group, Inc.	325,498,867
955,700	PepsiCo, Inc.	84,197,170
4,346,455	Philip Morris International, Inc.	356,452,775
3,911,030	Procter & Gamble Co.	302,400,840
6,186,227	Reynolds American, Inc.	345,500,778
2,023,050	The Coca-Cola Co.	79,485,635
3,098,567	Unilever PLC	134,183,542
	TOTAL	2,356,532,907
	Energy—19.9%
31,749,000	BP PLC	259,346,393
1,536,535	Chevron Corp.	198,581,783
4,430,280	ConocoPhillips	365,498,100
7,983,360	Royal Dutch Shell PLC, Class B	343,950,281
4,247,080	Total S.A.	273,962,434
5,250,000	Williams Cos., Inc.	297,307,500
	TOTAL	1,738,646,491
	Financials—4.2%
1,550,000	Digital Realty Trust, Inc.	99,804,500
3,305,276	HCP, Inc.	137,268,112
2,119,410	Ventas, Inc.	134,582,535
	TOTAL	371,655,147
	Health Care—11.6%
1,452,070	Bristol-Myers Squibb Co.	73,503,783
2,036,295	Eli Lilly & Co.	124,336,173
13,916,773	GlaxoSmithKline PLC	335,910,542
1,800,985	Johnson & Johnson	180,260,589
5,286,010	Merck & Co., Inc.	299,928,207
	TOTAL	1,013,939,294
	Telecommunication Services—12.7%
10,741,145	AT&T, Inc.	382,277,350
2,442,910	BCE, Inc.	110,635,022
7,676,250	Verizon Communications, Inc.	387,036,525
68,696,889	Vodafone Group PLC	228,738,261
	TOTAL	1,108,687,158
	Utilities—19.8%
2,088,015	American Electric Power Co., Inc.	108,555,900
1,732,295	Dominion Resources, Inc.	117,172,434
4,693,859	Duke Energy Corp.	338,568,049
23,646,244	National Grid PLC	340,579,298
8,036,905	PPL Corp.	265,137,496
9,196,070	SSE PLC	225,528,838
1

Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
7,708,068		Southern Co.	$333,682,264
		TOTAL	1,729,224,279
		TOTAL COMMON STOCKS (IDENTIFIED COST $7,109,242,677)	8,645,252,491
		INVESTMENT COMPANY—0.7%
61,786,251	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	61,786,251
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $7,171,028,928)[3]	8,707,038,742
		OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	45,205,893
		TOTAL NET ASSETS—100%	$8,752,244,635
At July 31, 2014, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
8/4/2014	6,565,905 Euro	$8,788,136	$3,941
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $135,397 and $7,567, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	7-day net yield.
3	At July 31, 2014, the cost of investments for federal tax purposes was $7,171,028,928. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from: a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $1,536,009,814. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,612,525,835 and net unrealized depreciation from investments for those securities having an excess of cost over value of $76,516,021.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
2

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$6,392,417,880	$—	$—	$6,392,417,880
International	110,635,022	2,142,199,589	—	2,252,834,611
Investment Company	61,786,251	—	—	61,786,251
TOTAL SECURITIES	$6,564,839,153	$2,142,199,589	$—	$8,707,038,742
OTHER FINANCIAL INSTRUMENTS[1]	$3,941	$—	$—	$3,941
1	Other financial instruments include foreign exchange contracts.
3
Federated Managed Risk Fund
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—37.4%
		Consumer Discretionary—3.0%
326	[1]	Boyd Gaming Corporation	$3,586
973	[1]	Clear Channel Outdoor Holdings, Inc., Class A	7,346
61	[1]	Deckers Outdoor Corp.	5,399
242		Delphi Automotive PLC	16,166
209		HSN, Inc.	11,681
39		Home Depot, Inc.	3,153
195		Johnson Controls, Inc.	9,212
125		Kohl's Corp.	6,692
42		Las Vegas Sand Corp.	3,102
67		Lowe's Cos., Inc.	3,206
215		Macy's, Inc.	12,425
60		Marriott International, Inc., Class A	3,883
567		National CineMedia, Inc.	9,106
119	[1]	Skechers USA, Inc., Class A	6,208
77		Viacom, Inc., Class B - New	6,365
136		Whirlpool Corp.	19,399
		TOTAL	126,929
		Consumer Staples—1.9%
277		Archer-Daniels-Midland Co.	12,853
165		CVS Corp.	12,599
83		Cal-Maine Foods, Inc.	5,910
175		Heineken NV - ADR	6,134
95		Kellogg Co.	5,684
92		Molson Coors Brewing Co., Class B	6,213
252		Philip Morris International, Inc.	20,666
619	[1]	Rite Aid Corp.	4,141
202		Vector Group Ltd.	4,147
40		Wal-Mart Stores, Inc.	2,943
		TOTAL	81,290
		Energy—5.1%
388		BP PLC, ADR	19,000
352		Baker Hughes, Inc.	24,207
217	[1]	Bill Barrett Corp.	5,210
130	[1]	Contango Oil & Gas Co.	5,230
404		ENI S.p.A, ADR	20,523
270		Enterplus Corp.	6,188
144		Exterran Holdings, Inc.	6,084
279		Exxon Mobil Corp.	27,604
84		Marathon Petroleum Corp.	7,012
30		Occidental Petroleum Corp.	2,931
62	[1]	PDC Energy, Inc.	3,364
190		Patterson-UTI Energy, Inc.	6,527
544		Precision Drilling Corp.	6,778
80		Royal Dutch Shell PLC	6,547
10		SM Energy Co.	785

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Energy—continued
793		Suncor Energy, Inc.	$32,569
123		Teekay Corp.	6,846
215		Total SA, ADR	13,868
1,645		Trinidad Drilling Ltd.	15,902
		TOTAL	217,175
		Financials—10.7%
227		Ace, Ltd.	22,723
485		Allstate Corp.	28,348
170		American Equity Investment Life Holding Co.	3,764
172		American Financial Group, Inc., Ohio	9,630
520		American International Group, Inc.	27,030
100		Argo Group International Holdings Ltd.	4,981
200		Associated Estates Realty Corp.	3,534
47		Assurant, Inc.	2,978
498		Berkshire Hills Bancorp, Inc.	12,037
341		CNO Financial Group, Inc.	5,517
165	[1]	Capital Bank Financial Corp.	3,759
275		Capital One Financial Corp.	21,873
96		City Holding Co.	3,998
258		Comerica, Inc.	12,967
152		Discover Financial Services	9,281
773		FNB Corp.	9,508
440		FelCor Lodging Trust, Inc.	4,607
314		Fidelity & Guaranty Life	6,786
291		First Potomac Realty Trust	3,838
197		FirstMerit Corp.	3,467
248		Flushing Financial Corp.	4,608
117		Hanover Insurance Group, Inc.	6,764
807		Hartford Financial Services Group, Inc.	27,567
131		Independent Bank Corp.- Massachusetts	4,783
331		JPMorgan Chase & Co.	19,089
1,565		KeyCorp	21,190
214		LaSalle Hotel Properties	7,445
524		Lexington Realty Trust	5,733
633		Lincoln National Corp.	33,163
546		MFA Mortgage Investments, Inc.	4,444
481		Maiden Holdings Ltd.	5,522
602		New Residential Investment Corp.-REIT	3,600
215	[1]	NorthStar Asset Management Corp., Inc.	3,851
215	[1]	NorthStar Realty Finance Corp.	3,461
188	[1]	PHH Corp.	4,390
237		PNC Financial Services Group	19,567
233	[1]	Popular, Inc.	7,433
217		Primerica, Inc.	9,999
314		Starwood Property Trust, Inc.	7,410
110		Sun Communities, Inc.	5,789
591		Susquehanna Bankshares, Inc.	6,016
113		Synovus Financial Corp.	2,661
101		Unum Group	3,467

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
50		WSFS Financial Corp.	$3,579
186		Webster Financial Corp. Waterbury	5,333
483		Wells Fargo & Co.	24,585
118		Wintrust Financial Corp.	5,467
		TOTAL	457,542
		Health Care—4.3%
376		Abbott Laboratories	15,837
240		AbbVie, Inc.	12,562
156		Aetna, Inc.	12,095
78	[1]	Alkermes PLC	3,335
134		Cardinal Health, Inc.	9,601
60	[1]	Cubist Pharmaceuticals, Inc.	3,654
98		Humana, Inc.	11,530
321	[1]	Medicines Co.	7,502
351		Medtronic, Inc.	21,671
444		Merck & Co., Inc.	25,193
148		Omnicare, Inc.	9,250
637		Pfizer, Inc.	18,282
92		St. Jude Medical, Inc.	5,997
271		Teva Pharmaceutical Industries, Ltd., ADR	14,498
71	[1]	Wellcare Health Plans, Inc.	4,429
321	[1]	Wright Medical Group, Inc.	9,893
		TOTAL	185,329
		Industrials—3.8%
107		AAR Corp.	2,878
384		Alaska Air Group, Inc.	16,884
90		Boeing Co.	10,843
30		Caterpillar, Inc.	3,022
77		Curtiss Wright Corp.	4,890
35		Deere & Co.	2,979
202		Deluxe Corp.	11,112
268	[1]	Diana Shipping, Inc.	2,613
54	[1]	Esterline Technologies Corp.	5,862
403		Fluor Corp.	29,367
100		Hillenbrand, Inc.	3,005
110		L-3 Communications Holdings, Inc.	11,546
45		Lockheed Martin Corp.	7,514
120		Manitowoc, Inc.	3,187
109		Manpower Group, Inc.	8,490
107		Terex Corp.	3,693
160		Trinity Industries, Inc.	6,982
185	[1]	TrueBlue, Inc.	4,993
204	[1]	U.S.G. Corp.	5,396
55		Unifirst Corp.	5,347
58	[1]	United Rentals, Inc.	6,142
410	[1]	Wabash National Corp.	5,580
		TOTAL	162,325
		Information Technology—4.7%
52	[1]	Anixter International, Inc.	4,470

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
377		Apple, Inc.	$36,030
425	[1]	Atmel Corp.	3,485
143		Avnet, Inc.	6,053
75		CA, Inc.	2,166
62		Computer Sciences Corp.	3,868
1,344		Corning, Inc.	26,410
384	[1]	Cypress Semiconductor Corp.	3,882
40		DST Systems, Inc.	3,603
864	[1]	Fairchild Semiconductor International, Inc., Class A	13,150
483		Hewlett-Packard Co.	17,200
637	[1]	Lattice Semiconductor Corp.	4,357
211		MKS Instruments, Inc.	6,706
594		Marvell Technology Group Ltd.	7,924
229		Microsoft Corp.	9,884
35		Qualcomm, Inc.	2,580
5,397	[1]	Quantum Corp.	6,746
190		Sandisk Corp.	17,425
107		Seagate Technology	6,270
244		Symantec Corp.	5,773
112	[1]	Unisys Corporation	2,384
250		Vishay Intertechnology, Inc.	3,683
40		Western Digital Corp.	3,993
317		Xerox Corp.	4,203
		TOTAL	202,245
		Materials—1.7%
251		Avery Dennison Corp.	11,850
91		Cabot Corp.	4,767
100		Celanese Corp.	5,821
211		Huntsman Corp.	5,497
120	[1]	Kapstone Paper and Packaging Corp.	3,569
205		LyondellBasell Industries NV, Class A	21,781
134		OM Group, Inc.	3,788
573	[1]	Stillwater Mining Co.	10,257
118		US Silica Holdings, Inc.	6,634
		TOTAL	73,964
		Telecommunication Services—0.3%
461		Consolidated Communications Holdings, Inc.	10,317
		Utilities—1.9%
427		AES Corp.	6,239
125		Atmos Energy Corp.	6,040
161		Cleco Corp.	8,974
180		Duke Energy Corp.	12,984
125		Entergy Corp.	9,104
300		Exelon Corp.	9,324
232		Great Plains Energy, Inc.	5,751
155		Idacorp, Inc.	8,300
145		NRG Yield, Inc.	7,576

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
165		Public Service Enterprises Group, Inc.	$5,803
		TOTAL	80,095
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,561,268)	1,597,211
		ASSET-BACKED SECURITY—0.1%
		Auto Receivables—0.1%
5,000		Santander Drive Auto Receivables Trust 2014-3, A2B, 0.431%, 08/15/2017 (IDENTIFIED COST $5,000)	5,001
		CORPORATE BOND—0.1%
		Financial Institution - Banking—0.1%
5,000		Comerica, Inc., 3.80%, 7/22/2026 (IDENTIFIED COST $4,989)	4,958
		U.S. TREASURY—8.3%
		U.S. Treasury Bill—1.9%
80,000	[2,3]	United States Treasury Bill, 0.025%, 8/7/2014	80,000
		U.S. Treasury Bonds—1.9%
4,000		United States Treasury Bond, 3.375%, 5/15/2044	4,040
7,000		United States Treasury Bond, 3.625%, 2/15/2044	7,408
27,252		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	30,152
34,063		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	39,205
		TOTAL	80,805
		U.S. Treasury Notes—4.5%
1,000		United States Treasury Note, 0.375%, 4/30/2016	998
20,442		U.S. Treasury Inflation-Protected Note, Series D-2023, 0.375%, 7/15/2023	20,737
37,720		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	38,891
37,719		U.S. Treasury Inflation-Protected Note, Series W-2016, 0.125%, 4/15/2016	38,513
31,419		U.S. Treasury Inflation-Protected Note, Series X-2017, 0.125%, 4/15/2017	32,231
15,228		U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 4/15/2019	15,547
41,448		U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	45,033
		TOTAL	191,950
		TOTAL U.S. TREASURY (IDENTIFIED COST $348,797)	352,755
		EXCHANGE-TRADED FUNDS—3.6%
3,402	[1]	PowerShares DB Commodity Index Tracking Fund	86,071
358		SPDR S&P 500 ETF Trust	69,126
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $155,847)	155,197
		INVESTMENT COMPANIES—50.3%[4]
591		Emerging Markets Fixed Income Core Fund	21,081
1,725		Federated Bank Loan Core Fund	17,558
36,694		Federated Intermediate Corporate Bond Fund, Institutional Shares	382,254
21,834		Federated International Leaders Fund, Class R6	729,931
18,290		Federated Mortgage Core Portfolio	180,340
236,784	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	236,784
46,963		Federated Project and Trade Finance Core Fund	452,251
26,471		Federated Prudent Bear Fund, Institutional Shares	66,178

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[4]
$10,005	High Yield Bond Portfolio	$65,933
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,171,646)	2,152,310
	TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $4,247,547)[6]	4,267,432
	OTHER ASSETS AND LIABILITIES - NET—0.2%[7]	9,488
	TOTAL NET ASSETS—100%	$4,276,920
At July 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1S&P 500 E-Mini Index Long Futures	17	$1,636,080	September 2014	$(15,483)
[1]United States Long Bond Long Futures	1	$137,406	September 2014	$1,498
[1]United States Treasury Notes 2-Year Long Futures	1	$219,422	September 2014	$(283)
[1]United States Treasury Notes 10-Year Short Futures	2	$249,219	September 2014	$745
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(13,523)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,161,453 and $150,986, respectively. This is based on amounts held as of each month-end since the date of initial investment (December 16, 2013) through the period ended July 31, 2014.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holdings.
5	7-day net yield.
6	At July 31, 2014, the cost of investments for federal tax purposes was $4,247,562. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and (b) futures contracts was $19,870. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $86,254 and net unrealized depreciation from investments for those securities having an excess of cost over value of $66,384.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$1,349,610	$—	$—	$1,349,610
International	247,601	—	—	247,601
Debt Securities:
Asset-Backed Security		5,001		5,001
Corporate Bond		4,958		4,958
U.S. Treasury	—	352,755	—	352,755
Exchange-Traded Funds	155,197	—	—	155,197
Investment Companies[1]	1,700,059	452,251	—	2,152,310
TOTAL SECURITIES	$3,452,467	$814,965	$—	$4,267,432
OTHER FINANCIAL INSTRUMENTS[2]	$(13,523)	$—	$—	$(13,523)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
8

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2014